Acquisitions - Additional Information (Detail) - Tantan Limited [Member] ¥ in Thousands, $ in Thousands	May 31, 2018 CNY (¥) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)	May 31, 2018 USD ($)
Cash Consideration	¥ 3,930,246		¥ 3,930,246	$ 613,181
Business acquisition cash paid | ¥		¥ 3,864,255
Class A Common Stock [Member]
Business Acquisition, share issued | shares	5,328,853
Momo INC [Member]
Business acquisition percentage ownership	100.00%			100.00%